TAXATION - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carrying forward	¥ 2,788,131	¥ 2,210,114
Asset impairment	688,855	730,959
Deferred rental cost	48,290	116,862
Unrealized profits	184,837	330,808
Accrual expense	417,462	556,900
Others	81,420	42,186
Less: valuation allowance	(3,310,975)	(2,892,268)	¥ (2,178,650)	¥ (1,797,234)
Deferred tax assets, net of valuation allowance	898,020	1,095,561
Deferred tax liability
Fair value change of certain investments	(45,559)	(40,556)
Acquired intangible assets	(343,200)	(14,419)
Deferred revenue	(3,489)	(3,767)
Total deferred tax liability	¥ (392,248)	¥ (58,742)